METROPOLITAN SERIES FUND

SUPPLEMENT DATED MARCH 1, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS SUPPLEMENTED

METLIFE AGGREGATE BOND INDEX PORTFOLIO

Effective immediately, Tresa Lau no longer serves as a Portfolio Manager of the MetLife Aggregate Bond Index Portfolio (the “Portfolio”), a series of Metropolitan Series Fund. Effective immediately, Jason Chapin serves as a Portfolio Manager of the Portfolio. In the section entitled “Appendix C – Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Tresa Lau no longer serves as a Portfolio Manager of the Portfolio and that Jason Chapin is now a Portfolio Manager of the Portfolio. As of December 31, 2016, Jason Chapin beneficially owned no equity securities of the Portfolio. Effective immediately, the Other Accounts Managed table in Appendix C with respect to MetLife’s Index Portfolios is deleted in its entirety and replaced with the following:

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Stacy Lituchy,	Registered Investment Companies	0		N/A	0	N/A
MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MetLife MSCI EAFE Index Portfolio, MetLife Russell 2000 Index Portfolio	Other Pooled Investment Vehicles Other Accounts	23 2	$ $	13,499,000,000 714,000,000	0 0	N/A N/A

Norman Hu,	Registered Investment Companies	0		N/A	0	N/A
MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MetLife MSCI EAFE Index Portfolio, MetLife Russell 2000 Index Portfolio	Other Pooled Investment Vehicles Other Accounts	12 1	$ $	4,935,000,000 378,000,000	0 0	N/A N/A

Mirsad Usejnoski,	Registered Investment Companies	0		N/A	0	N/A
MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MetLife MSCI EAFE Index Portfolio, MetLife Russell 2000 Index Portfolio	Other Pooled Investment Vehicles Other Accounts	12 1	$ $	4,935,000,000 378,000,000	0 0	N/A N/A

Jason Chapin,	Registered Investment Companies[1]	0		N/A	N/A	N/A
MetLife Aggregate Bond Index Portfolio	Other Pooled Investment Vehicles[1] Other Accounts[1]	12 1	$ $	8,873,000,000 381,000,000	N/A N/A	N/A N/A

Brian Leonard,	Registered Investment Companies	0		N/A	0	N/A
MetLife Aggregate Bond Index Portfolio	Other Pooled Investment Vehicles Other Accounts	11 1	$ $	8,564,000,000 336,000,000	0 0	N/A N/A

1	Other Accounts Managed information is as of December 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE